Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Summary of dilapidation provision

Dilapidation
Provision
£ 000
As at January 1, 2019	77
Unwinding of discount	6
As at December 31, 2019	83
Unwinding of discount	5
As at December 31, 2020	88